Deferred Credits	12 Months Ended
Aug. 31, 2022
Disclosure Of Deferred Credits [Abstract]
Deferred Credits
16.	DEFERRED CREDITS

	2022 $	2021 $
IRU prepayments	362	374
Equipment revenue	9	13
Deposit on future fibre sale	2	2

	373	389

Amortization of deferred credits for 2022 amounted to $22 (2021 – $25) and was recorded in the accounts as described below.
IRU agreements are in place for periods ranging from 11 to 60 years and are being amortized to income over the agreement periods. Amortization in respect of the IRU agreements for 2022 amounted to $13 (2021 – $13) and was recorded as other amortization. Amortization of equipment revenue for 2022 amounted to $9 (2021 – $11).